PROPOSED PUBLIC OFFERING (Details Narrative) - $ / shares	3 Months Ended	11 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Description of public right	Each Unit will consist of one ordinary share and one right entitling the holder thereof to receive one-tenth of one ordinary share (the “Public Right”)	Each Unit will consist of one ordinary share and one right entitling the holder thereof to receive one-tenth of one ordinary share (the “Public Right”)
Proposed Public Offering [Member]
Sale of Stock, Price Per Share	$ 10.05	$ 10.05
Proposed Public Offering [Member] | Common Stock [Member]
Sale of Stock, Price Per Share	$ 10.00	$ 10.00
Proposed Public Offering [Member] | Maximum [Member]
Sale of Stock, Number of Shares Issued in Transaction	10,000,000	10,000,000
Over-Allotment Option [Member]
Sale of Stock, Number of Shares Issued in Transaction	11,500,000	11,500,000
Over-Allotment Option [Member] | Maximum [Member] | Underwriters [Member]
Shares, Issued	1,500,000	1,500,000